471 PA-2



                         SUPPLEMENT DATED AUGUST 1, 2005
                              TO THE PROSPECTUS OF
                          FRANKLIN MUTUAL RECOVERY FUND
                              DATED AUGUST 1, 2005


The prospectus is amended as follows:

The first bulleted paragraph under "Qualified Investors" on page 32 is replaced with the following:

o Current Class Z shareholders of any series of Franklin Mutual Series Fund Inc. and their immediate family members residing at the same address. Minimum initial investment: $10,000
















               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE